OAKTREE EMERGING MARKETS EQUITY FUND

Institutional Class – OEEIX  |  Advisor Class – OEEDX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You may find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at www.oaktreefunds-us.com.  You may also get this information at no cost by calling 855-OAK-FUND (855-625-3863).

The Fund’s full prospectus and statement of additional information, each dated February 29, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

February 29, 2016

Investment Objective

The investment objective of the Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund” or the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
	Institutional Class	Advisor Class
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Advisor Class
Management Fee	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	0.25
Other Expenses	7.12	8.31
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses	8.08%	9.52%
Fee Waivers and/or Expense Reimbursements1	(6.82)%	(8.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	1.51%

1
Oaktree Capital Management L.P., the Fund’s investment adviser (“Oaktree” or the “Adviser”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.25% for the Institutional Class and 1.50% for the Advisor Class of the Fund, through December 15, 2017.  This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs and non-routine or extraordinary expenses.  Oaktree is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within three years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waivers and/or expense reimbursements described above for the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$128	$1,754	$3,280	$6,704
Advisor Class	$154	$2,036	$3,752	$7,408

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers.  Equity securities include common stock, preferred stock, depositary receipts, options, warrants and rights. For purposes of the Fund’s 80% investment policy, the Fund considers an “emerging market issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion (at least 50%) of its total revenues or profits from emerging market countries.  An emerging market country is any country whose issuers are included within, or that is identified as an emerging market country by, the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future.  The Fund may use derivatives, such as forward foreign currency exchange contracts, options and swaps, to hedge its investment portfolio against currency risk or gain exposure to equity securities without actually investing in them directly (including instances where access to local market securities is regulated or limited).  The Fund may also gain exposure to common stocks by purchasing participation notes (“P-notes”) that offer a return linked to a particular common stock.  P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market.

The Fund’s portfolio will generally consist of 60-90 securities and will be diversified across multiple industries and countries.  From time to time, however, the Fund’s portfolio may consist of more or less securities and may have a higher allocation to a specific industry or country.

The Fund’s portfolio is constructed using bottom-up, fundamental research techniques.  The Adviser researches industries and values companies in an effort to identify companies that it believes will perform better than market expectations due to valuation anomalies.  In making investment decisions, the Adviser also considers a company’s valuation on both an absolute basis as well as on a relative basis compared with other companies in the same industry across countries and compared with other companies in other industries but in the same country. In addition to the fundamental research process, the Adviser seeks to employ quantitative valuation techniques such as cash flow analysis, as well as more subjective techniques such as sector, interest rate, and political risk analyses. The Adviser typically takes broader macroeconomic and market conditions into consideration when considering portfolio risk because emerging markets encompass a broad array of economies in varying stages of development.  Based on the Adviser’s view of a particular region, country sector and/or industry, the Adviser may overweight or underweight the Fund’s portfolio in the region, country, sector and/or industry relative to the MSCI Emerging Markets Index, the Fund’s benchmark index.

Principal Risks

As with any mutual fund, you may lose money by investing in the Fund.  Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

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Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Swaps – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

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Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

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Equity Risk. Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

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Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

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Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers.  These risks include  the risk of nationalization or expropriation of assets or confiscatory taxation, social, economic, and political uncertainty, dependence on exports and the corresponding importance of international trade, price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, and currency exchange rate fluctuations.

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Geographic Focus Risk. To the extent the Emerging Markets Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

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Investment Strategy Risk.  There can be no assurance that the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

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Limited Operating History.  The Fund is newly formed and has a limited operating history. There can be no assurance that the Fund will attract sufficient assets to achieve or maximize investment and operational efficiencies.

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Liquidity Risk. The Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

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Market Risk. The overall market for the securities and other instruments in which the Fund invests may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

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P-note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

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When-Issued, Delayed Delivery and Forward Commitment Transactions Risk.  Securities purchased or sold by the Fund on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as, and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis may increase the volatility of the Fund’s assets.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index.  The returns in the bar chart and best/worst quarter are for Institutional Class shares  The performance of Advisor Class shares will vary due to differing expense structures.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.oaktreefunds-us.com or by phone at 855-OAK-FUND (855-625-3863).

INSTITUTIONAL CLASS SHARES

Calendar Year Returns as of December 31

Highest Quarterly Return
December 31, 2015:	0.79%

Lowest Quarterly Return
September 30, 2015	(20.58)%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2015
	1 Year	Since Inception (12/16/2014)
Oaktree Emerging Markets Equity Fund (Institutional Class Shares)
Return Before Taxes	(20.49)%	(16.53)%
Return After Taxes on Distributions	(20.50)	(16.54)
Return After Taxes on Distributions and Sale of Fund Shares	(11.46)	(12.51)
Oaktree Emerging Markets Equity Fund (Advisor Class Shares)
Return Before Taxes	(20.68)%	(16.72)%
MSCI Emerging Markets Index Net (reflects no deduction for fees, expenses or taxes)	(14.92)%	(10.03)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Institutional Class shares only and will vary for Advisor Class shares.

Fund Management

Oaktree Capital Management, L.P. is the investment adviser of the Fund.

Portfolio Managers

The name, title and length of service of the persons who are primarily responsible for the day-to-day management of the Fund are set out below:

Frank Carroll

Managing Director and Co-Portfolio Manager of the Fund since its inception

Tim Jensen

Managing Director and Co-Portfolio Manager of the Fund since its inception

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares by mail (Oaktree Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by telephone at 855-OAK-FUND (855-625-3863). You may also purchase or redeem shares by wire transfer. Investors who wish to purchase or redeem shares through a financial intermediary should contact the financial intermediary directly.  You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

The following investment minimums apply:

	Institutional Class	Advisor Class
Minimum Initial Investment
Regular Account	$1 million	$100,000
Individual Retirement Account (IRA)	$1 million	$2,500
Minimum Subsequent Investment	$25,000	$2,500

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Emerging Markets Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Emerging Markets Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.